Additional disclosures - Preference Shares and Preferred Securities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 21,686	€ 20,878	€ 23,676	€ 21,382
FINANCIAL LIABILITIES AT AMORTIZED COST
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	21,880	21,062	23,820
Subordinated liabilities | FINANCIAL LIABILITIES AT AMORTIZED COST
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	7,621	8,030	10,063
Preference Shares | FINANCIAL LIABILITIES AT AMORTIZED COST
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	196	321	345
Preferred Securities | FINANCIAL LIABILITIES AT AMORTIZED COST
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 7,425	€ 7,709	€ 9,717